Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
Note 4:	Cash and Cash Equivalents

	December 31
	2022	2021

Balance in USD	24,475	7,735
Balance in other currencies	9,420	3,311

	33,895	11,046